Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–29.66%
U.S. Treasury Floating Rate Notes–29.66%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(a)	5.20%	04/30/2024	$ 23,080	$ 23,071,703
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.52%	01/31/2026	23,030	23,044,702
Total U.S. Treasury Securities (Cost $46,109,305)				46,116,405
			Shares
Exchange-Traded Funds–4.18%
Invesco Short Term Treasury ETF(b) (Cost $6,489,480)			61,500	6,492,617

Money Market Funds–53.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c)			35,865,130	35,865,130
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(b)(c)			13,308,974	13,316,959
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.46%(b)(c)			12,486,664	12,486,664
Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(c)			21,048,149	21,048,149
Total Money Market Funds (Cost $82,709,158)				82,716,902

Options Purchased–0.25%
(Cost $1,033,147)(d)				392,220
TOTAL INVESTMENTS IN SECURITIES–87.29% (Cost $136,341,090)				135,718,144
OTHER ASSETS LESS LIABILITIES–12.71%				19,760,672
NET ASSETS–100.00%				$155,478,816
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Invesco Short Term Treasury ETF	$6,490,710	$-	$-	$1,907	$-	$6,492,617	$87,186
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,477,548	5,356,926	(4,969,344)	-	-	35,865,130	473,133
Invesco Liquid Assets Portfolio, Institutional Class	13,036,207	3,826,377	(3,549,532)	3,638	269	13,316,959	178,662
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	13,384,742	9,332,043	(10,230,121)	-	-	12,486,664	168,764
Invesco Treasury Portfolio, Institutional Class	20,605,197	6,122,202	(5,679,250)	-	-	21,048,149	272,226
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,153,018	(29,153,018)	-	-	-	8,034*
Invesco Private Prime Fund	-	40,934,602	(40,933,483)	-	(1,119)	-	14,386*
Total	$88,994,404	$94,725,168	$(94,514,748)	$5,545	$(850)	$89,209,519	$1,202,391

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Mini Index	Put	03/15/2024	45	USD	400.00	USD	1,800,000	$1,665
S&P 500 Mini Index	Put	07/19/2024	45	USD	453.00	USD	2,038,500	31,230
S&P 500 Mini Index	Put	08/16/2024	45	USD	465.00	USD	2,092,500	45,787
S&P 500 Mini Index	Put	10/18/2024	45	USD	437.00	USD	1,966,500	36,653
S&P 500 Mini Index	Put	11/15/2024	45	USD	429.00	USD	1,930,500	37,980
S&P 500 Mini Index	Put	12/20/2024	45	USD	465.00	USD	2,092,500	70,515
S&P 500 Mini Index	Put	01/17/2025	45	USD	480.00	USD	2,160,000	90,607
S&P 500 Mini Index	Put	02/16/2024	45	USD	410.00	USD	1,845,000	585
S&P 500 Mini Index	Put	04/19/2024	45	USD	415.00	USD	1,867,500	5,378
S&P 500 Mini Index	Put	05/17/2024	45	USD	420.00	USD	1,890,000	9,225
S&P 500 Mini Index	Put	06/21/2024	45	USD	425.00	USD	1,912,500	14,738
S&P 500 Mini Index	Put	09/20/2024	45	USD	460.00	USD	2,070,000	47,857
Total Index Options Purchased								$392,220

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	34	July-2024	$2,678,180	$91,509	$91,509
Cocoa	9	May-2024	427,860	65,372	65,372
Coffee ’C’	7	May-2024	501,244	24,355	24,355
Cotton No. 2	20	March-2024	851,700	47,856	47,856
Gasoline Reformulated Blendstock Oxygenate Blending	47	February-2024	4,404,389	175,503	175,503
Live Cattle	1	April-2024	72,280	2,767	2,767
Low Sulphur Gas Oil	56	February-2024	4,788,000	574,241	574,241
New York Harbor Ultra-Low Sulfur Diesel	40	March-2024	4,570,104	73,732	73,732
Soybean	31	July-2024	1,924,712	(134,775)	(134,775)
Soybean Meal	10	March-2024	368,300	(33,892)	(33,892)
Sugar 11	152	February-2025	3,888,282	33,180	33,180
WTI Crude	19	July-2024	1,418,160	54,724	54,724
Subtotal				974,572	974,572
Equity Risk
E-Mini Russell 2000 Index	36	March-2024	3,520,620	(184,080)	(184,080)
EURO STOXX 50 Index	157	March-2024	7,915,102	147,180	147,180
FTSE 100 Index	100	March-2024	9,668,234	(133,623)	(133,623)
S&P/TSX 60 Index	37	March-2024	6,994,622	131,516	131,516
Tokyo Stock Price Index	106	March-2024	18,390,474	1,237,043	1,237,043
Subtotal				1,198,036	1,198,036
Interest Rate Risk
Australia 10 Year Bonds	420	March-2024	31,997,911	286,033	286,033
Canada 10 Year Bonds	83	March-2024	7,511,332	(97,345)	(97,345)
Euro-Bund	133	March-2024	19,526,145	107,780	107,780
Japan 10 Year Bonds	32	March-2024	31,797,799	212,733	212,733
Long Gilt	69	March-2024	8,741,748	(173,362)	(173,362)
U.S. Treasury Long Bonds	48	March-2024	5,872,500	2,275	2,275
Subtotal				338,114	338,114
Subtotal—Long Futures Contracts				2,510,722	2,510,722
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Corn	113	July-2024	$(2,635,725)	$222,908	$222,908
Gold 100 Oz	14	April-2024	(2,894,360)	(31,614)	(31,614)
Kansas City Wheat	83	July-2024	(2,554,325)	211,378	211,378
Lean Hogs	147	April-2024	(4,987,710)	(376,880)	(376,880)
LME Nickel	27	March-2024	(2,616,624)	(29,517)	(29,517)
Natural Gas	110	November-2024	(3,890,700)	403,581	403,581
Silver	59	March-2024	(6,834,855)	332,459	332,459
Soybean Oil	6	July-2024	(168,516)	8,353	8,353
Wheat	112	July-2024	(3,417,400)	107,042	107,042
Subtotal				847,710	847,710
Equity Risk
E-Mini S&P 500 Index	72	March-2024	(17,533,800)	(678,659)	(678,659)
MSCI EAFE Index	138	March-2024	(15,407,700)	(434,911)	(434,911)
MSCI Emerging Markets Index	196	March-2024	(9,611,840)	159,520	159,520
Subtotal				(954,050)	(954,050)
Subtotal—Short Futures Contracts				(106,340)	(106,340)
Total Futures Contracts				$2,404,382	$2,404,382

(a)	Futures contracts collateralized by $12,206,898 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27%	Monthly	3,050	February—2024	USD	309,279	$—	$8,498	$8,498
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	165,950	April—2024	USD	48,979,329	—	714	714
Subtotal — Appreciation									—	9,212	9,212
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42	Monthly	93,530	March—2024	USD	20,504,002	—	(18,089)	(18,089)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminium type A ER Index	0.14	Monthly	41,000	December—2024	USD	2,259,580	—	(39,766)	(39,766)
Subtotal — Depreciation									—	(57,855)	(57,855)
Total — Total Return Swap Agreements									$—	$(48,643)	$(48,643)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.335%	Monthly	735	February—2024	USD	5,069,560	$—	$179,466	$179,466
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.350%	Monthly	2,370	February—2024	USD	4,970,791	—	73,991	73,991
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.400%	Monthly	40	February—2024	USD	83,895	—	1,249	1,249
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	SOFR + 0.365%	Monthly	1,045	February—2024	USD	5,114,993	—	245,846	245,846
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	10	May—2024	USD	68,986	—	296	296
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.640%	Monthly	368	March—2024	USD	2,538,700	—	10,895	10,895
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.670%	Monthly	60	April—2024	USD	413,918	—	1,776	1,776
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	472	February—2024	USD	3,256,158	—	13,974	13,974
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	90	February—2024	USD	620,878	—	2,664	2,664
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	50	May—2024	USD	344,932	—	1,480	1,480
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	615	June—2024	USD	5,128,743	—	123,557	123,557
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.440%	Monthly	443	April—2024	USD	5,068,257	—	115,535	115,535
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.440%	Monthly	7	April—2024	USD	80,085	—	1,826	1,826
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	730	June—2024	USD	4,968,723	—	78,170	78,170
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	20	June—2024	USD	136,129	—	2,142	2,142
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.620%	Monthly	30	August—2024	USD	207,325	—	522	522
Subtotal — Appreciation									—	853,389	853,389
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.640%	Monthly	300	March—2024	USD	575,823	$—	$(609)	$(609)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	30	May—2024	USD	57,582	—	(61)	(61)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	2,737	February—2024	USD	5,253,425	—	(5,556)	(5,556)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	483	March—2024	USD	927,075	—	(981)	(981)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.570%	Monthly	60	February—2024	USD	115,165	—	(122)	(122)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	120	June—2024	USD	230,329	—	(244)	(244)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	190	June—2024	USD	364,688	—	(386)	(386)
Subtotal — Depreciation									—	(7,959)	(7,959)
Total — Total Return Swap Agreements									$—	$845,430	$845,430

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Macquarie F6 Carry Alpha Index
	Long Futures Contracts
	Aluminum	5.64%
	Coffee ’C’	4.08
	Copper	7.31
	Corn	7.70
	Cotton No. 2	2.11
	Heating Oil	2.83
	KC HRW Wheat	2.41
	Lead	1.20
	Lean Hogs	3.19
	Live Cattle	4.83
	Low Sulphur Gasoil	3.74
	Natural Gas	11.12
	Nickel	3.50
	RBOB Gasoline	3.18
	Soybean Meal	4.60
	Soybean Oil	4.27
	Soybeans	7.47
	Sugar No. 11	3.99
	Wheat	3.78
	WTI Crude	9.77
	Zinc	3.28
	Total	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.16%
	Brent Crude	7.81
	Cocoa	0.00
	Coffee	3.24
	Corn	5.21
	Cotton	1.64
	Gas Oil	2.96
	Gasoline	2.31
	Gold	14.49
	Heating Oil	2.25
	Kansas Wheat	1.70
	Lead	0.92
	Lean Hogs	1.98
	Live Cattle	3.75
	Natural Gas	6.87
	Nickel	2.40
	Silver	4.54
	Soybean Meal	3.40
	Soybean Oil	3.15
	Soybeans	5.65
	Sugar	3.21
	US Copper	5.49
	Wheat	2.65
	WTI Crude	7.72
	Zinc	2.50
	Total	100%
Macquarie Single Commodity Aluminium type A ER Index
	Long Futures Contracts
	Aluminum	100%

Abbreviations:
EMU	—European Economic and Monetary Union
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$46,116,405	$—	$46,116,405
Exchange-Traded Funds	6,492,617	—	—	6,492,617
Money Market Funds	82,716,902	—	—	82,716,902
Options Purchased	392,220	—	—	392,220
Total Investments in Securities	89,601,739	46,116,405	—	135,718,144
Other Investments - Assets*
Futures Contracts	4,713,040	—	—	4,713,040
Swap Agreements	—	862,601	—	862,601
	4,713,040	862,601	—	5,575,641
Other Investments - Liabilities*
Futures Contracts	(2,308,658)	—	—	(2,308,658)
Swap Agreements	—	(65,814)	—	(65,814)
	(2,308,658)	(65,814)	—	(2,374,472)
Total Other Investments	2,404,382	796,787	—	3,201,169
Total Investments	$92,006,121	$46,913,192	$—	$138,919,313

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund